License Agreements (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 30, 2021	Mar. 31, 2017	Dec. 31, 2020	Jun. 30, 2019
Series 1c preferred units issued				5,221,156
License Agreement | Villani, Inc
Outstanding loan forgiven		$ 400,000
Series 1c preferred units issued	5,221,156	5,221,156
Percentage of fully diluted capitalization		5.00%
Proceeds from stock issued		$ 730,962
Maximum future milestone payments		$ 20,250,000
Description of sublicense revenue		If the Company sublicenses the License, the Company is obligated to pay to Villani a sublicense fee of between 5% and 15% of Sublicense revenues (as defined in the License Agreement) received by the Company
Description of termination of agreement			(i) by either party for material breach with 90 days written notice, or 30 days’ notice if for material payment breach, if such material breach is not cured within such notice period, (ii) immediately upon written notice to either party if either party initiates a voluntary bankruptcy proceeding, dissolves or winds-up its business, (iii) immediately upon written notice to either party if either party becomes subject to involuntary bankruptcy proceedings, if such proceedings are not dismissed or stayed within 90 days.
License Agreement (Second Amendment) | Villani, Inc
Payments made to related party after IPO closed	$ 1,000,000
Future milestone payments payable upon the achievement of specified development and sales milestones	$ 40,500,000